Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (32.5%)
	Airlines (0.5%)

305,311	Air Canada Pass Through Trust Series 2015-1, Class B*~ 3.875%, 09/15/24	$299,959

44,000	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	43,117

198,544	Alaska Airlines Pass Through Trust Series 2020-1, Class A*~ 4.800%, 02/15/29	195,969

125,601	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	131,907

224,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	187,860

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

144,000	5.500%, 04/20/26	142,144

48,000	5.750%, 04/20/29	46,019

213,930	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	184,816

155,203	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	156,509

114,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	118,924

145,877	United Airlines Pass Through Trust Series 2014-2, Class B~ 4.625%, 03/03/24	145,071

92,271	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	79,930

		1,732,225

	Communication Services (2.0%)

225,000	Altice France, SA* 5.500%, 10/15/29	194,582

225,000	APi Escrow Corp.* 4.750%, 10/15/29	189,882

335,000	Arrow Bidco, LLC*~ 9.500%, 03/15/24	337,901

	Audacy Capital Corp.*

96,000	6.750%, 03/31/29	46,552

91,000	6.500%, 05/01/27	45,157

144,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	109,839

68,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	62,260

285,000	Consolidated Communications, Inc.*~ 6.500%, 10/01/28	245,562

	CSC Holdings, LLC*

285,000	5.375%, 02/01/28~	271,038

200,000	5.750%, 01/15/30	161,586

200,000	4.625%, 12/01/30	152,280

PRINCIPAL AMOUNT		VALUE

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

150,000	6.625%, 08/15/27	$14,834

115,000	5.375%, 08/15/26	25,218

354,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.*~ 5.875%, 08/15/27	331,082

183,000	Embarq Corp. 7.995%, 06/01/36	151,030

195,000	Frontier California, Inc. 6.750%, 05/15/27	188,212

	Frontier Communications Holdings, LLC*

123,000	5.000%, 05/01/28	115,616

48,000	8.750%, 05/15/30	51,038

202,000	Frontier Florida, LLC@ 6.860%, 02/01/28	191,605

280,000	Frontier North, Inc.~@ 6.730%, 02/15/28	267,224

165,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	147,274

145,000	Intelsat Jackson Holdings, SA*@& 9.750%, 07/15/25	—

230,000	LCPR Senior Secured Financing DAC*~ 6.750%, 10/15/27	225,366

129,725	Ligado Networks, LLC* 15.500%, 11/01/23	69,084

	Lumen Technologies, Inc.

280,000	7.600%, 09/15/39~	226,982

205,000	4.000%, 02/15/27*~	190,550

92,000	4.500%, 01/15/29*	73,013

95,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	80,672

165,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	139,004

240,000	Netflix, Inc.*~ 4.875%, 06/15/30	235,990

490,000	Paramount Global~‡ 6.375%, 03/30/62	464,461

365,000	Rogers Communications, Inc.*‡^ 5.250%, 03/15/82	334,869

	Scripps Escrow II, Inc.*

95,000	3.875%, 01/15/29	84,886

48,000	5.375%, 01/15/31	40,972

395,000	Scripps Escrow, Inc.*~ 5.875%, 07/15/27	377,885

	Sirius XM Radio, Inc.*

140,000	4.000%, 07/15/28	130,122

90,000	3.125%, 09/01/26	84,874

48,000	3.875%, 09/01/31	41,269

100,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	80,807

480,000	Sprint Corp.~ 7.125%, 06/15/24	503,030

95,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	55,997

175,000	United States Cellular Corp.~ 6.700%, 12/15/33	174,153

24,000	Univision Communications, Inc.* 4.500%, 05/01/29	21,729

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

395,000	Vodafone Group, PLC~‡ 7.000%, 04/04/79 U.S. 5 yr Swap + 4.87%	$415,425

		7,350,912

	Consumer Discretionary (3.1%)

	American Axle & Manufacturing, Inc.

201,000	6.875%, 07/01/28	193,772

19,000	5.000%, 10/01/29^	16,633

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

194,000	6.625%, 01/15/28	170,206

119,000	4.625%, 08/01/29	92,749

48,000	4.625%, 04/01/30	36,565

	At Home Group, Inc.*

130,000	4.875%, 07/15/28	102,422

97,000	7.125%, 07/15/29	65,912

56,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	51,122

	Bath & Body Works, Inc.~

254,000	6.694%, 01/15/27	250,805

235,000	6.875%, 11/01/35	216,240

	Caesars Entertainment, Inc.*

118,000	4.625%, 10/15/29^	100,108

93,000	8.125%, 07/01/27^	93,219

93,000	6.250%, 07/01/25	93,116

	Carnival Corp.*

98,000	10.500%, 02/01/26	103,029

48,000	7.625%, 03/01/26	41,436

230,000	Carriage Services, Inc.* 4.250%, 05/15/29	200,519

145,000	Carvana Company* 4.875%, 09/01/29	86,938

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

750,000	4.750%, 03/01/30~	683,115

250,000	4.500%, 08/15/30~	222,817

186,000	4.250%, 02/01/31	161,502

96,000	4.750%, 02/01/32	84,844

70,000	4.250%, 01/15/34	57,996

96,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	94,068

45,000	Century Communities, Inc.* 3.875%, 08/15/29	38,730

	Dana, Inc.

155,000	4.250%, 09/01/30	130,773

95,000	4.500%, 02/15/32	79,406

	DISH DBS Corp.

347,000	7.750%, 07/01/26~	287,288

230,000	5.250%, 12/01/26*	197,441

120,000	7.375%, 07/01/28	85,596

200,000	Empire Resorts, Inc.* 7.750%, 11/01/26	180,054

204,000	Everi Holdings, Inc.* 5.000%, 07/15/29	187,266

	Ford Motor Credit Company, LLC

715,000	4.134%, 08/04/25~	701,343

300,000	4.000%, 11/13/30~	266,481

270,000	5.113%, 05/03/29~	261,409

200,000	4.389%, 01/08/26	195,804

	Gap, Inc.*

71,000	3.875%, 10/01/31^	51,516

9,000	3.625%, 10/01/29	6,611

PRINCIPAL AMOUNT		VALUE

	General Motors Financial Company, Inc.~‡^

395,000	6.500%, 09/30/28 3 mo. USD LIBOR + 3.44%	$364,530

385,000	5.700%, 09/30/30 5 year CMT + 5.00%	364,429

	goeasy, Ltd.*

325,000	5.375%, 12/01/24~	309,270

177,000	4.375%, 05/01/26	152,572

144,000	Goodyear Tire & Rubber Company^ 5.000%, 07/15/29	131,387

79,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	70,752

354,000	Guitar Center, Inc.*~ 8.500%, 01/15/26	324,816

215,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*~ 5.125%, 02/01/28	214,669

190,000	Liberty Interactive, LLC 8.250%, 02/01/30	125,415

	Life Time, Inc.*

144,000	8.000%, 04/15/26^	135,900

100,000	5.750%, 01/15/26	94,070

123,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	113,158

125,000	M/I Homes, Inc. 3.950%, 02/15/30	104,429

	Macy’s Retail Holdings, LLC*

200,000	6.700%, 07/15/34	193,726

120,000	5.875%, 03/15/30	103,772

225,000	Mclaren Finance, PLC* 7.500%, 08/01/26	195,442

242,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*~ 4.875%, 05/01/29	221,219

254,000	Mohegan Gaming & Entertainment*~ 8.000%, 02/01/26	225,694

	Nordstrom, Inc.

90,000	5.000%, 01/15/44^	66,493

86,000	4.250%, 08/01/31	69,795

215,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	179,063

265,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*~ 5.625%, 09/01/29	214,449

473,000	Rite Aid Corp.*~ 8.000%, 11/15/26	401,605

270,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*~ 4.625%, 03/01/29	245,827

212,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	183,378

282,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*~ 4.875%, 11/01/27	256,682

270,000	Taylor Morrison Communities, Inc.*~ 5.750%, 01/15/28	261,913

50,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	52,966

220,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	169,675

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

280,000	VOC Escrow, Ltd.*~ 5.000%, 02/15/28	$249,446

47,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	44,124

		11,729,517

	Consumer Staples (0.7%)

218,000	Central Garden & Pet Company* 4.125%, 04/30/31	188,197

258,000	Edgewell Personal Care Company*~ 4.125%, 04/01/29	231,849

	Energizer Holdings, Inc.*

263,000	4.375%, 03/31/29~	217,283

48,000	6.500%, 12/31/27	44,839

280,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*~ 5.500%, 01/15/30	273,162

95,000	Kraft Heinz Foods Company 4.375%, 06/01/46	83,869

395,000	Land O’ Lakes, Inc.*~ 7.000%, 09/18/28	374,049

191,000	Performance Food Group, Inc.* 4.250%, 08/01/29	169,990

250,000	Petsmart, Inc. / PetSmart Finance Corp.*~ 4.750%, 02/15/28	237,138

	Post Holdings, Inc.*

47,000	5.500%, 12/15/29	44,445

23,000	4.625%, 04/15/30	20,630

182,000	Prestige Brands, Inc.* 3.750%, 04/01/31	156,636

210,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	211,546

293,000	Vector Group, Ltd.*~ 5.750%, 02/01/29	266,237

		2,519,870

	Energy (2.3%)

	Antero Resources Corp.*

95,000	5.375%, 03/01/30	93,454

59,000	7.625%, 02/01/29	62,312

192,000	Apache Corp. 5.100%, 09/01/40	171,514

	Buckeye Partners, LP

460,000	5.850%, 11/15/43~	344,678

205,000	3.950%, 12/01/26	191,072

220,000	Callon Petroleum Company*~ 7.500%, 06/15/30	211,609

	Cheniere Energy Partners Company

96,000	3.250%, 01/31/32	83,831

50,000	4.000%, 03/01/31	46,362

96,000	Cheniere Energy, Inc. 4.625%, 10/15/28	93,717

139,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	144,076

475,000	DCP Midstream Operating, LP*~‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	413,445

100,000	DT Midstream, Inc.* 4.125%, 06/15/29	92,350

191,000	Earthstone Energy Holdings, LLC* 8.000%, 04/15/27	182,774

PRINCIPAL AMOUNT		VALUE

620,000	Enbridge, Inc.~‡ 5.750%, 07/15/80 5 year CMT + 5.31%	$584,393

560,000	Energy Transfer, LP~‡ 6.500%, 11/15/26 5 year CMT + 5.69	508,553

	EnLink Midstream Partners, LP

835,000	6.000%, 12/15/22~‡ 3 mo. USD LIBOR + 4.11%	580,350

205,000	4.850%, 07/15/26	203,346

144,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	147,347

210,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	211,090

220,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	202,657

144,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	124,173

	Laredo Petroleum, Inc.

153,000	10.125%, 01/15/28	155,829

92,000	9.500%, 01/15/25	94,457

50,000	7.750%, 07/31/29*^	47,798

210,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	200,157

425,000	MPLX, LP~‡ 6.875%, 02/15/23 3 mo. USD LIBOR + 4.65%	407,180

96,000	Murphy Oil Corp. 6.375%, 07/15/28	95,989

	New Fortress Energy, Inc.*

180,000	6.750%, 09/15/25	175,934

96,000	6.500%, 09/30/26	90,983

	Occidental Petroleum Corp.

117,000	6.625%, 09/01/30	129,907

94,000	5.875%, 09/01/25	96,908

70,000	6.125%, 01/01/31	75,041

35,000	6.375%, 09/01/28	37,759

169,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	160,846

200,000	Parkland Corp.* 5.875%, 07/15/27	196,186

187,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	167,346

790,000	Plains All American Pipeline, LP~‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	601,609

265,000	Rockcliff Energy II, LLC*~ 5.500%, 10/15/29	255,911

	Southwestern Energy Company

95,000	5.375%, 03/15/30	93,648

90,000	5.375%, 02/01/29	88,060

48,000	4.750%, 02/01/32	44,847

48,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	42,173

	Venture Global Calcasieu Pass, LLC*

45,000	4.125%, 08/15/31	41,648

45,000	3.875%, 08/15/29	41,705

290,000	W&T Offshore, Inc.*~ 9.750%, 11/01/23	280,224

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Weatherford International, Ltd.*

201,000	6.500%, 09/15/28	$191,772

145,000	8.625%, 04/30/30	131,640

		8,638,660

	Financials (15.8%)

	Acrisure, LLC / Acrisure Finance, Inc.*~

283,000	6.000%, 08/01/29	236,144

251,000	7.000%, 11/15/25	241,281

286,000	Aethon United BR, LP / Aethon United Finance Corp.*~ 8.250%, 02/15/26	295,332

311,000	AG Issuer, LLC*~ 6.250%, 03/01/28	281,750

	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*

875,000	6.750%, 10/15/27~	831,504

50,000	4.250%, 10/15/27	46,872

45,000	5.875%, 11/01/29	39,222

	Ally Financial, Inc.~‡

1,236,000	4.700%, 08/01/34 5 year CMT + 3.87%	1,042,158

935,000	4.700%, 05/15/28 7 year CMT + 3.48%	741,848

742,000	American Express Company~‡ 3.550%, 09/15/26 5 year CMT + 2.85	652,493

220,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	177,573

685,000	American International Group, Inc.~‡ 5.750%, 04/01/48 3 mo. USD LIBOR + 2.87%	634,200

379,000	AmWINS Group, Inc.*~ 4.875%, 06/30/29	345,326

930,000	Ares Finance Company III, LLC*~‡ 4.125%, 06/30/51 5 year CMT + 3.24	784,064

710,000	AssuredPartners, Inc.*~ 7.000%, 08/15/25	703,788

208,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	182,795

835,000	AXIS Specialty Finance, LLC~‡ 4.900%, 01/15/40 5 year CMT + 3.19	726,650

	Bank of America Corp.µ‡

1,100,000	4.375%, 01/27/27	994,521

376,000	6.125%, 04/27/27	378,218

405,000	Bank of Montrealµ‡ 4.800%, 08/25/24 5 year CMT + 2.98%	383,102

	Bank of New York Mellon Corp.µ‡

971,000	3.750%, 12/20/26~ 5 year CMT + 2.63	844,663

635,000	4.700%, 09/20/25 5 year CMT + 4.36%	634,568

	Bank of Nova Scotiaµ‡

670,000	3.625%, 10/27/81 5 year CMT + 2.613%	525,561

605,000	4.900%, 06/04/25 5 year CMT + 4.55%	589,427

PRINCIPAL AMOUNT		VALUE

620,000	Barclays, PLC~‡ 4.375%, 03/15/28 5 year CMT + 3.41	$504,959

810,000	BP Capital Markets, PLC~‡ 4.875%, 03/22/30 5 year CMT + 4.40%	739,247

375,000	BroadStreet Partners, Inc.*~ 5.875%, 04/15/29	324,521

	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*~

385,000	4.500%, 04/01/27	338,754

231,000	5.750%, 05/15/26	225,396

200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	178,496

1,770,000	Capital One Financial Corp.~‡^ 3.950%, 09/01/26 5 year CMT + 3.16	1,536,767

206,000	Castlelake Aviation Finance DAC* 5.000%, 04/15/27	173,038

	Charles Schwab Corp.~‡

895,000	4.000%, 08/01/34 5 year CMT + 3.17	813,233

433,000	4.000%, 12/01/30 10 year CMT + 3.08%	365,768

400,000	5.375%, 06/01/25 5 year CMT + 4.97%	406,116

	Citigroup, Inc.~‡

2,595,000	3.875%, 02/18/26 5 year CMT + 3.42	2,380,601

445,000	4.000%, 12/10/25 5 year CMT + 3.60%	415,327

1,115,000	Citizens Financial Group, Inc.~‡ 4.000%, 10/06/26 5 year CMT + 3.22	950,292

	Credit Acceptance Corp.

475,000	6.625%, 03/15/26^	479,574

161,000	5.125%, 12/31/24*	155,637

	Credit Suisse Group, AG*~‡

565,000	7.500%, 12/11/23 U.S. 5 yr Swap + 4.60%	558,683

550,000	9.750%, 06/23/27 5 year CMT + 6.38	581,889

	Discover Financial Services~‡

660,000	6.125%, 06/23/25 5 year CMT + 5.78%	682,539

425,000	5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	363,345

241,000	Enact Holdings, Inc.*~ 6.500%, 08/15/25	242,853

200,000	Enstar Finance, LLC‡ 5.500%, 01/15/42 5 year CMT + 4.01	173,256

1,500,000	Fifth Third Bancorp~‡ 4.500%, 09/30/25 5 year CMT + 4.22%	1,463,055

275,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*~ 3.750%, 12/15/27	241,233

	Goldman Sachs Group, Inc.~‡

1,435,000	4.400%, 02/10/25 5 year CMT + 2.85%	1,297,183

1,375,000	3.800%, 05/10/26 5 year CMT + 2.97	1,197,983

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

442,000	4.125%, 11/10/26 5 year CMT + 2.95	$391,006

427,000	Greystar Real Estate Partners, LLC*~ 5.750%, 12/01/25	427,017

	HSBC Holdings, PLCµ‡

400,000	6.375%, 03/30/25 U.S. 5 yr Swap + 4.37%	404,704

250,000	4.000%, 03/09/26^ 5 year CMT + 3.22	221,728

	HUB International, Ltd.*

410,000	7.000%, 05/01/26~	405,552

276,000	5.625%, 12/01/29^	248,880

	Huntington Bancshares, Inc.~‡

940,000	4.450%, 10/15/27^ 7 year CMT + 4.05%	878,270

375,000	5.625%, 07/15/30 10 year CMT + 4.95%	376,403

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

245,000	5.250%, 05/15/27~	236,089

144,000	4.375%, 02/01/29	129,764

510,000	ILFC E-Capital Trust II*~‡ 5.100%, 12/21/65 3 mo. USD LIBOR + 1.80%	391,568

	ING Groep, NV‡

800,000	4.250%, 05/16/31~ 5 year CMT + 2.86	594,448

200,000	3.875%, 05/16/27 5 year CMT + 2.86	154,424

485,000	Iron Mountain, Inc.*~ 5.250%, 03/15/28	466,167

525,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*~ 5.000%, 08/15/28	441,893

3,050,000	JPMorgan Chase & Companyµ‡ 3.650%, 06/01/26 5 year CMT + 2.85	2,793,922

	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*

379,000	5.250%, 10/01/25~	358,530

95,000	4.750%, 06/15/29	81,367

265,000	LD Holdings Group, LLC*^ 6.125%, 04/01/28	161,316

	Level 3 Financing, Inc.*

200,000	4.250%, 07/01/28	175,402

93,000	3.875%, 11/15/29	82,882

870,000	Liberty Mutual Group, Inc.*~‡ 4.125%, 12/15/51 5 year CMT + 3.32	729,452

575,000	Lloyds Banking Group, PLC~‡ 7.500%, 06/27/24 U.S. 5 yr Swap + 4.76%	582,832

139,000	LPL Holdings, Inc.* 4.000%, 03/15/29	129,394

670,000	Markel Corp.~‡ 6.000%, 06/01/25 5 year CMT + 5.66%	683,266

	MetLife, Inc.

1,205,000	6.400%, 12/15/66~	1,262,081

605,000	3.850%, 09/15/25‡^ 5 year CMT + 3.58%	574,000

400,000	Munich Re*~‡ 5.875%, 05/23/42	417,300

PRINCIPAL AMOUNT		VALUE

380,000	Nationwide Financial Services, Inc.~ 6.750%, 05/15/87	$381,003

	Navient Corp.

422,000	5.000%, 03/15/27~^	381,644

220,000	4.875%, 03/15/28	188,973

	Nordea Bank Abp*µ‡

900,000	3.750%, 03/01/29 5 year CMT + 2.60	696,258

580,000	6.625%, 03/26/26 5 year CMT + 4.11%	580,661

130,000	OneMain Finance Corp. 3.875%, 09/15/28	107,838

98,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	96,217

1,283,000	PartnerRe Finance B, LLC~‡ 4.500%, 10/01/50 5 year CMT + 3.82%	1,132,812

295,000	PHH Mortgage Corp.*~ 7.875%, 03/15/26	278,648

	PNC Financial Services Group, Inc.µ‡

885,000	3.400%, 09/15/26 5 year CMT + 2.60	733,116

425,000	6.000%, 05/15/27 5 year CMT + 3.00%	427,584

376,000	Prudential Financial, Inc.~‡ 3.700%, 10/01/50 5 year CMT + 3.04%	331,752

785,000	QBE Insurance Group, Ltd.*~‡ 5.875%, 05/12/25 5 year CMT + 5.51%	760,767

220,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	202,143

144,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	135,318

	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*

85,000	3.875%, 03/01/31	70,250

85,000	3.625%, 03/01/29	72,726

45,000	2.875%, 10/15/26	39,764

1,362,000	State Street Corp.~‡^ 5.625%, 12/15/23 3 mo. USD LIBOR + 2.54%	1,267,259

199,000	StoneX Group, Inc.* 8.625%, 06/15/25	203,491

	SVB Financial Group~‡

918,000	4.000%, 05/15/26 5 year CMT + 3.20	752,090

651,000	4.100%, 02/15/31 10 year CMT + 3.06%	503,535

367,000	4.250%, 11/15/26 5 year CMT + 3.07	294,998

	Truist Financial Corp.µ‡

835,000	4.800%, 09/01/24 5 year CMT + 3.00%	796,765

375,000	4.950%, 09/01/25 5 year CMT + 4.61%	379,766

	UBS Group, AG*~‡

575,000	7.000%, 01/31/24 U.S. 5 yr Swap + 4.34%	586,914

400,000	4.875%, 02/12/27 5 year CMT + 3.40	357,668

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	United Wholesale Mortgage, LLC*

221,000	5.500%, 04/15/29	$189,731

90,000	5.750%, 06/15/27	78,782

90,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	68,062

545,000	US Bancorpµ‡ 3.700%, 01/15/27 5 year CMT + 2.54	457,544

210,000	VZ Secured Financing, BV* 5.000%, 01/15/32	187,746

3,450,000	Wells Fargo & Company~‡ 3.900%, 03/15/26 5 year CMT + 3.45%	3,204,188

	XHR, LP*

208,000	6.375%, 08/15/25~	209,633

96,000	4.875%, 06/01/29	86,524

		59,144,632

	Health Care (1.3%)

90,000	Bausch Health Americas, Inc.* 9.250%, 04/01/26	63,065

	Bausch Health Companies, Inc.*

640,000	5.000%, 01/30/28~	342,112

365,000	7.250%, 05/30/29	200,250

72,000	6.125%, 02/01/27	61,502

96,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	89,478

24,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	20,183

	CHS/Community Health Systems, Inc.*

610,000	8.000%, 03/15/26~	582,934

377,000	6.125%, 04/01/30~^	203,003

108,000	6.875%, 04/15/29^	60,194

	DaVita, Inc.*

372,000	4.625%, 06/01/30~	306,539

222,000	3.750%, 02/15/31	170,083

	Embecta Corp.*

144,000	5.000%, 02/15/30	124,733

48,000	6.750%, 02/15/30	44,368

	Encompass Health Corp.

100,000	4.750%, 02/01/30	92,489

100,000	4.500%, 02/01/28	92,641

200,000	Jazz Securities DAC* 4.375%, 01/15/29	192,800

	Medline Borrower, LP*

233,000	5.250%, 10/01/29^	210,706

230,000	3.875%, 04/01/29	207,872

	Organon & Company / Organon Foreign Debt Co-Issuer, BV*

350,000	5.125%, 04/30/31~	328,349

200,000	4.125%, 04/30/28	190,076

	Tenet Healthcare Corp.~

480,000	5.125%, 11/01/27*	473,390

470,000	6.875%, 11/15/31	460,196

	Teva Pharmaceutical Finance Netherlands III, BV

200,000	7.125%, 01/31/25	205,758

200,000	4.750%, 05/09/27	189,886

90,000	3.150%, 10/01/26	80,797

		4,993,404

PRINCIPAL AMOUNT		VALUE
	Industrials (3.3%)

228,000	Abercrombie & Fitch Management Company*~ 8.750%, 07/15/25	$224,436

220,000	ACCO Brands Corp.* 4.250%, 03/15/29	192,850

800,000	AerCap Holdings, NV~‡^ 5.875%, 10/10/79 5 year CMT + 4.54	713,856

	Air Lease Corp.~‡

885,000	4.125%, 12/15/26 5 year CMT + 3.15	663,175

560,000	4.650%, 06/15/26 5 year CMT + 4.08	492,380

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

315,000	4.625%, 01/15/27~	299,278

240,000	5.875%, 02/15/28~	233,952

95,000	3.500%, 03/15/29	82,645

50,000	Allison Transmission, Inc.* 3.750%, 01/30/31	43,219

50,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	43,898

108,000	Arcosa, Inc.* 4.375%, 04/15/29	96,805

940,000	ARD Finance, SA*~ 6.500%, 06/30/27 7.250% PIK rate	713,310

151,000	Beacon Roofing Supply, Inc.*^ 4.125%, 05/15/29	133,931

191,000	BWX Technologies, Inc.* 4.125%, 04/15/29	179,605

47,000	Delta Air Lines, Inc. 7.375%, 01/15/26	49,437

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

48,000	4.750%, 10/20/28	47,092

24,000	4.500%, 10/20/25µ	23,784

245,000	Deluxe Corp.*~ 8.000%, 06/01/29	214,270

96,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	89,338

143,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	128,310

230,000	Endurance International Group Holdings, Inc.* 6.000%, 02/15/29	170,366

85,000	EnerSys* 4.375%, 12/15/27	78,292

205,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	112,686

96,000	GFL Environmental, Inc.* 3.750%, 08/01/25	93,253

108,000	Graham Packaging Company, Inc.*^ 7.125%, 08/15/28	91,827

88,000	Graphic Packaging International, LLC* 3.500%, 03/01/29	79,868

203,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	183,116

443,000	H&E Equipment Services, Inc.*~ 3.875%, 12/15/28	388,046

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

281,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*~ 5.750%, 01/20/26	$273,879

475,000	Herc Holdings, Inc.*~ 5.500%, 07/15/27	475,760

220,000	IEA Energy Services, LLC*~ 6.625%, 08/15/29	217,571

290,000	JELD-WEN, Inc.*~ 4.625%, 12/15/25	268,090

305,000	Ken Garff Automotive, LLC*~ 4.875%, 09/15/28	259,162

96,000	MasTec, Inc.* 4.500%, 08/15/28	88,781

143,000	Meritor, Inc.* 4.500%, 12/15/28	142,602

107,000	Moog, Inc.* 4.250%, 12/15/27	100,044

255,000	Nationstar Mortgage Holdings, Inc.*~ 5.500%, 08/15/28	224,158

172,000	Novelis Corp.* 4.750%, 01/30/30	159,265

70,000	OI European Group, BV* 4.750%, 02/15/30	58,870

225,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	199,042

285,000	Patrick Industries, Inc.*~ 4.750%, 05/01/29	222,180

235,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance Inc.*~ 8.500%, 11/15/27	254,021

202,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	204,814

	QVC, Inc.

111,000	4.375%, 09/01/28	86,672

95,000	5.450%, 08/15/34	67,810

98,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	85,244

	Sinclair Television Group, Inc.*

141,000	4.125%, 12/01/30	121,056

100,000	5.500%, 03/01/30	80,534

195,000	Standard Industries, Inc.* 5.000%, 02/15/27	188,495

315,000	Stanley Black & Decker, Inc.~‡ 4.000%, 03/15/60 5 year CMT + 2.66%	279,553

450,000	Station Casinos, LLC*~ 4.500%, 02/15/28	408,528

150,000	Stericycle, Inc.* 3.875%, 01/15/29	137,220

145,000	STL Holding Company, LLC* 7.500%, 02/15/26	129,053

	TransDigm, Inc.~

473,000	6.250%, 03/15/26*	475,635

405,000	7.500%, 03/15/27	412,209

96,000	Tronox, Inc.* 4.625%, 03/15/29	83,759

	United Rentals North America, Inc.

95,000	3.750%, 01/15/32	83,986

48,000	3.875%, 02/15/31	43,862

187,000	Vertiv Group Corp.* 4.125%, 11/15/28	166,091

PRINCIPAL AMOUNT		VALUE

201,000	Wabash National Corp.* 4.500%, 10/15/28	$166,647

325,000	Waste Pro USA, Inc.*~ 5.500%, 02/15/26	301,093

	WESCO Distribution, Inc.*

93,000	7.125%, 06/15/25	96,274

45,000	7.250%, 06/15/28	46,982

		12,471,967

	Information Technology (0.7%)

96,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	91,709

299,000	CommScope Technologies, LLC*~ 6.000%, 06/15/25	276,982

175,000	CommScope, Inc.* 4.750%, 09/01/29	152,213

108,000	Dell International, LLC / EMC Corp.µ 6.100%, 07/15/27	115,965

56,000	Fair Isaac Corp.* 4.000%, 06/15/28	52,553

112,000	II-VI, Inc.* 5.000%, 12/15/29	107,741

210,000	KBR, Inc.* 4.750%, 09/30/28	189,777

	MPH Acquisition Holdings, LLC*

210,000	5.750%, 11/01/28	179,090

95,000	5.500%, 09/01/28	88,563

96,000	NCR Corp.* 5.125%, 04/15/29	92,364

113,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	107,255

143,000	ON Semiconductor Corp.* 3.875%, 09/01/28	132,538

	Open Text Corp.*

129,000	3.875%, 02/15/28	119,697

72,000	3.875%, 12/01/29	64,956

72,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	64,611

96,000	Playtika Holding Corp.* 4.250%, 03/15/29	86,052

118,000	PTC, Inc.* 4.000%, 02/15/28	112,303

265,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	233,232

	Twilio, Inc.^

130,000	3.625%, 03/15/29	114,380

47,000	3.875%, 03/15/31	41,702

240,000	Viavi Solutions, Inc.*~ 3.750%, 10/01/29	215,230

220,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	197,039

		2,835,952

	Materials (0.8%)

150,000	ArcelorMittal, SA 7.000%, 10/15/39	155,002

90,000	ATI, Inc.^ 5.875%, 12/01/27	84,192

46,000	Carpenter Technology Corp. 7.625%, 03/15/30	41,892

145,000	Chemours Company* 4.625%, 11/15/29	127,383

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

300,000	Clearwater Paper Corp.*~ 4.750%, 08/15/28	$269,823

	Commercial Metals Company

96,000	4.125%, 01/15/30	84,459

48,000	4.375%, 03/15/32	42,046

250,000	Constellium, SE*^ 3.750%, 04/15/29	213,387

300,000	Freeport-McMoRan, Inc. - Class H~ 5.450%, 03/15/43	281,853

144,000	HB Fuller Company 4.250%, 10/15/28	129,158

	Kaiser Aluminum Corp.*

210,000	4.625%, 03/01/28	184,676

24,000	4.500%, 06/01/31	19,329

133,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	114,311

201,000	Mercer International, Inc. 5.125%, 02/01/29	188,514

169,000	OCI, NV*µ 4.625%, 10/15/25	164,861

285,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	274,814

48,000	Sealed Air Corp.* 5.000%, 04/15/29	47,754

80,000	Silgan Holdings, Inc. 4.125%, 02/01/28	76,578

96,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	67,074

200,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	193,730

97,000	Valvoline, Inc.* 3.625%, 06/15/31	80,514

		2,841,350

	Real Estate (0.2%)

152,000	EPR Properties 3.750%, 08/15/29	131,433

	Forestar Group, Inc.*

139,000	5.000%, 03/01/28	122,369

97,000	3.850%, 05/15/26	85,959

211,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	180,067

95,000	Service Properties Trust 5.250%, 02/15/26	79,433

		599,261

	Special Purpose Acquisition Companies (0.1%)

	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*

185,000	6.750%, 01/15/30	151,454

96,000	4.625%, 01/15/29	89,582

		241,036

	Utilities (1.7%)

910,000	Algonquin Power & Utilities Corp.~‡ 4.750%, 01/18/82	805,532

200,000	CenterPoint Energy, Inc.‡ 6.125%, 09/01/23 3 mo. USD LIBOR + 3.27%	182,594

PRINCIPAL AMOUNT		VALUE

505,000	CMS Energy Corp.~‡ 4.750%, 06/01/50 5 year CMT + 4.12%	$469,165

	Dominion Energy, Inc.~‡

695,000	4.650%, 12/15/24 5 year CMT + 2.99%	647,177

367,000	4.350%, 01/15/27 5 year CMT + 3.20	329,962

	Duke Energy Corp.~‡

900,000	4.875%, 09/16/24 5 year CMT + 3.39%	854,307

368,000	3.250%, 01/15/82 5 year CMT + 2.32	292,556

770,000	NextEra Energy Capital Holdings, Inc.~‡ 3.800%, 03/15/82 5 year CMT + 2.55	636,906

62,000	PPL Capital Funding, Inc.‡ 4.915%, 03/30/67 3 mo. USD LIBOR + 2.67%	49,771

	Sempra Energy‡

375,000	4.875%, 10/15/25~ 5 year CMT + 4.55%	365,618

240,000	4.125%, 04/01/52 5 year CMT + 2.87	203,731

	Southern Company~‡

668,000	4.000%, 01/15/51 5 year CMT + 3.73%	624,720

280,000	3.750%, 09/15/51 5 year CMT + 2.92	247,713

	Vistra Corp.*~‡

535,000	8.000%, 10/15/26 5 year CMT + 6.93	518,971

305,000	7.000%, 12/15/26 5 year CMT + 5.74	279,017

		6,507,740

	TOTAL CORPORATE BONDS (Cost $135,705,430)	121,606,526

CONVERTIBLE BONDS (0.1%)

	Consumer Discretionary (0.1%)

70,000	Peloton Interactive, Inc.µ 02/15/26	46,288

248,000	DISH Network Corp.µ 2.375%, 03/15/24	221,653

		267,941

	Information Technology (0.0%)

145,000	Shift4 Payments, Inc.*µ 0.500%, 08/01/27	105,445

	TOTAL CONVERTIBLE BONDS (Cost $424,459)	373,386

BANK LOANS (2.4%) ¡

	Airlines (0.1%)

165,000	AAdvantage Loyalty IP, Ltd.‡ 7.460%, 04/20/28 3 mo. LIBOR + 4.75%	162,937

140,000	Mileage Plus Holdings, LLC! 0.000%, 06/21/27	141,400

45,000	Mileage Plus Holdings, LLC‡ 7.313%, 06/21/27 3 mo. LIBOR + 5.25%	45,450

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

246,875	United Airlines, Inc. 6.533%, 04/21/28 1 mo. LIBOR + 3.75%	$238,636

		588,423

	Communication Services (0.3%)

486,250	Clear Channel Outdoor Holdings, Inc.‡ 6.306%, 08/21/26 3 mo. LIBOR + 3.50%	444,921

274,813	DIRECTV Financing, LLC‡ 7.372%, 08/02/27 1 mo. LIBOR + 5.00%	260,457

149,000	Entercom Media Corp.‡ 4.846%, 11/18/24 1 mo. LIBOR + 2.50%	132,471

81,273	Nexstar Broadcasting, Inc.‡ 4.872%, 09/18/26 1 mo. LIBOR + 2.50%	80,521

95,000	Univision Communications, Inc.‡ 6.254%, 06/08/29 3 mo. SOFR + 4.25%	91,992

		1,010,362

	Consumer Discretionary (0.4%)

64,382	Life Time Fitness, Inc.‡ 6.325%, 12/16/24 3 mo. LIBOR + 4.75%	63,658

100,000	Peloton Interactive, Inc.!	95,417

92,200	Penn National Gaming, Inc.‡ 5.177%, 05/03/29 1 mo. SOFR + 2.75%	90,414

335,750	Petco Health and Wellness Company, Inc.‡ 5.500%, 03/03/28 3 mo. LIBOR + 3.25%	325,860

316,639	PetSmart, Inc.‡ 6.120%, 02/11/28 1 mo. LIBOR + 3.75%	306,017

190,000	SkyMiles IP, Ltd.‡ 6.460%, 10/20/27 3 mo. LIBOR + 3.75%	192,422

217,892	TKC Holdings, Inc.‡ 7.000%, 05/15/28 3 mo. LIBOR + 5.50%	200,461

316,575	WW International, Inc.‡ 5.880%, 04/13/28 1 mo. LIBOR + 3.50%	239,312

		1,513,561

	Consumer Staples (0.0%)

79,039	United Natural Foods, Inc.‡ 5.691%, 10/22/25 1 mo. LIBOR + 3.25%	78,245

	Financials (0.1%)

222,750	Jazz Financing Lux Sarl 5.872%, 05/05/28 1 mo. LIBOR + 3.50%	218,110

	Health Care (0.5%)

327,106	Amneal Pharmaceuticals, LLC‡ 5.813%, 05/04/25 3 mo. LIBOR + 3.50%	305,674

45,000	Bausch Health Companies, Inc.‡ 7.174%, 02/01/27	37,999

PRINCIPAL AMOUNT		VALUE

136,920	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	$134,768

34,114	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	33,578

719,247	Mallinckrodt International Finance S.A.‡ 7.253%, 09/30/27 3 mo. LIBOR + 5.25%	600,956

207,059	Padagis, LLC‡ 7.043%, 07/06/28 3 mo. LIBOR + 4.75%	196,706

825,200	Team Health Holdings, Inc.‡ 7.577%, 03/02/27 1 mo. SOFR + 5.25%	681,475

		1,991,156

	Industrials (0.4%)

99,000	ACProducts, Inc.‡ 6.482%, 05/17/28 3 mo. LIBOR + 4.25%	71,597

120,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	115,928

189,189	BW Gas & Convenience Holdings, LLC‡ 5.872%, 03/31/28 1 mo. LIBOR + 3.50%	182,095

439,926	Dun & Bradstreet Corp.‡ 4.874%, 02/06/26 3 mo. LIBOR + 3.25%	429,295

298,275	Granite Holdings US Acquisition Company‡ 6.250%, 09/30/26 3 mo. LIBOR + 4.00%	288,954

200,000	Scientific Games International, Inc.‡ 5.044%, 04/14/29 1 mo. SOFR + 3.00%	195,917

140,000	Sinclair Television Group, Inc.‡ 6.177%, 04/21/29 1 mo. SOFR + 3.75%	130,725

		1,414,511

	Information Technology (0.3%)

259,629	Banff Merger Sub, Inc.‡ 6.122%, 10/02/25 1 mo. LIBOR + 3.75%	250,667

365,625	Camelot U.S. Acquisition 1 Company 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	357,683

132,975	Camelot U.S. Acquisition 1 Company 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	129,983

45,000	CDK Global, Inc.‡ 6.610%, 07/06/29 3 mo. SOFR + 4.50%	43,830

195,000	II-VI, Inc.! 0.000%, 07/02/29	190,287

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

260,000	VFH Parent, LLC‡ 5.201%, 01/13/29 1 mo. SOFR + 3.00%	$251,441

		1,223,891

	Materials (0.1%)

131,963	Innophos, Inc.‡ 5.872%, 02/05/27 1 mo. LIBOR + 3.75%	128,334

94,763	LSF11 A5 HoldCo, LLC‡ 5.030%, 10/15/28 1 mo. SOFR + 3.75%	91,841

		220,175

	Other (0.1%)

235,000	ChampionX Corp.‡ 5.080%, 06/07/29 1 mo. SOFR + 3.25%	234,119

	Special Purpose Acquisition Companies (0.1%)

162,500	AP Core Holdings II, LLC‡ 7.872%, 09/01/27 1 mo. LIBOR + 5.50%	153,868

100,000	Clydesdale Acquisition Holdings, Inc.‡ 6.602%, 04/13/29 1 mo. SOFR + 4.25%	96,341

44,888	Fertitta Entertainment, LLC‡ 6.327%, 01/27/29 1 mo. SOFR + 4.00%	42,930

200,000	Oscar AcquisitionCo, LLC‡ 6.109%, 04/29/29 3 mo. SOFR + 4.50%	182,969

		476,108

	TOTAL BANK LOANS (Cost $9,558,509)	8,968,661

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (0.5%)

	Financials (0.5%)

10,775	Arch Capital Group, Ltd. 4.550%, 06/11/26	218,733

8,850	Bank OZKµ 4.625%, 11/15/26	176,912

3,184	First Citizens BancShares Inc/NCµ^ 5.625%, 01/04/27	76,925

15,050	First Republic Bank/CAµ 4.000%, 08/30/26	276,318

9,300	Morgan Stanleyµ 4.250%, 01/15/27	181,164

19,000	Prospect Capital Corp.~^ 5.350%, 07/01/26	343,710

3,825	RenaissanceRe Holdings, Ltd.µ 4.200%, 07/15/26	73,019

3,700	Wells Fargo & Companyµ 4.375%, 03/15/26	71,299

14,752	Western Alliance Bancorpµ‡ 4.250%, 09/30/26 5 year CMT + 3.45	354,933

NUMBER OF SHARES		VALUE

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,100,747)	1,773,013

PREFERRED STOCKS (3.1%)

	Communication Services (0.6%)

25,330	AT&T, Inc. 4.750%, 02/18/25	$526,864

9,450	AT&T, Inc. 5.350%, 11/01/66	235,778

58,930	Qwest Corp.µ 6.500%, 09/01/56	1,448,499

		2,211,141

	Consumer Discretionary (0.2%)

7,685	Ford Motor Companyµ 6.200%, 06/01/59	204,575

3,615	Guitar Center, Inc.&	431,992

1,670	Qurate Retail, Inc.µ 8.000%, 03/15/31	88,343

		724,910

	Energy (0.5%)

34,335	Energy Transfer, LP~‡ 7.625%, 08/15/23 3 mo. USD LIBOR + 4.74	814,426

26,862	NuStar Energy, LP~‡ 7.673%, 08/29/22 3 mo. USD LIBOR + 5.64%	562,759

18,550	NuStar Logistics, LP~‡ 9.246%, 01/15/43 3 mo. USD LIBOR + 6.73%	463,379

		1,840,564

	Financials (1.2%)

15,501	Affiliated Managers Group, Inc. 4.750%, 09/30/60	324,901

17,285	Annaly Capital Management, Inc.‡ 6.950%, 09/30/22 3 mo. USD LIBOR + 4.99%	418,124

12,617	B Riley Financial, Inc.µ 5.250%, 08/31/28	277,448

9,000	B Riley Financial, Inc.µ 6.000%, 01/31/28	207,720

3,675	Capital One Financial Corp.µ 4.800%, 06/01/25	76,514

29,475	CNO Financial Group, Inc.µ 5.125%, 11/25/60	601,290

8,969	Cullen/Frost Bankers, Inc.µ^ 4.450%, 12/15/25	193,013

5,123	Ellington Financial, Inc.µ‡ 6.250% 5 year CMT + 4.99	103,792

5,687	First Republic Bankµ 4.125%, 10/30/25	108,679

11,600	Morgan Stanley	302,296

12,300	Prudential Financial, Inc.µ^ 4.125%, 09/01/60	272,076

37,075	Selective Insurance Group, Inc.µ 4.600%, 12/15/25	752,993

5,400	Signature Bankµ 5.000%, 12/30/25	108,486

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

8,025		Spirit Realty Capital, Inc.µ 6.000%, 10/03/22	$207,687

24,315		W R Berkley Corp.µ^ 5.100%, 12/30/59	567,998

			4,523,017

		Industrials (0.1%)

13,650		QVC, Inc.µ 6.250%, 11/26/68	272,318

7,275		WESCO International, Inc.µ‡ 10.625%, 06/22/25 5 year CMT + 10.33	204,791

			477,109

		Real Estate (0.3%)

30,350		Brookfield Property Partners, LP~µ 5.750%, 03/31/25	603,055

15,300		Brookfield Property Partners, LP~µ 6.375%, 09/30/24	326,349

6,245		Global Net Lease, Inc.µ 6.875%, 11/26/24	152,690

			1,082,094

		Utilities (0.2%)

16,750		Brookfield Renewable Partners, LP~^ 5.250%, 03/31/25	351,247

13,450		DTE Energy Companyµ^ 5.250%, 12/01/77	336,788

			688,035

		TOTAL PREFERRED STOCKS (Cost $12,744,450)	11,546,870

COMMON STOCKS (96.6%)

		Communication Services (7.6%)

155,000		Alphabet, Inc. - Class A~µ^#	17,704,100

3,935		Altice USA, Inc. - Class Aµ#	41,357

1,322		Cumulus Media, Inc. - Class Aµ#	10,496

67,000		Meta Platforms, Inc. - Class A~µ#	10,659,700

			28,415,653

		Consumer Discretionary (13.7%)

222,000	EUR	Accor, SA#	5,760,657

90,000		Amazon.com, Inc.#	12,145,500

5,600		Booking Holdings, Inc.µ#	10,839,864

236,000		Caesars Entertainment, Inc.~^#	10,782,840

73,000		Marriott International, Inc. - Class Aµ	11,593,860

			51,122,721

		Energy (3.1%)

560		Chesapeake Energy Corp.^	52,735

12,950		Energy Transfer, LP	146,465

600		Schlumberger, NV	22,218

134,000		Sysco Corp.~	11,376,600

			11,598,018

		Financials (15.7%)

710,000		Huntington Bancshares Inc/OH~µ	9,435,900

1,600,000		Itau Unibanco Holding, SA~	7,200,000

NUMBER OF SHARES			VALUE

149,500		Morgan Stanley~µ^	$12,602,850

3,695,000	GBP	Natwest Group, PLC	11,222,661

62,500		PNC Financial Services Group, Inc.~	10,371,250

160,000		Truist Financial Corp.~	8,075,200

			58,907,861

		Health Care (4.9%)

285,000		Boston Scientific Corp.~µ^#	11,699,250

14,000		Humana, Inc.µ	6,748,000

			18,447,250

		Industrials (32.2%)

135,629		AerCap Holdings, NV~#	6,084,317

469,780		Air Lease Corp. - Class A~µ	17,433,536

225,000		CSX Corp.~µ	7,274,250

327,000		Delta Air Lines, Inc.µ#	10,398,600

59,500		Honeywell International, Inc.µ	11,451,370

3,500,000	GBP	International Consolidated Airlines Group, SA^#	5,089,646

39,500		L3Harris Technologies, Inc.~µ	9,478,815

119,000		Raytheon Technologies Corp.~	11,091,990

92,500	EUR	Siemens, AG	10,317,816

179,500		Southwest Airlines Company~#	6,842,540

56,000		TransUnion~µ	4,436,880

443,500		Uber Technologies, Inc.~µ#	10,400,075

45,500		Union Pacific Corp.~	10,342,150

			120,641,985

		Information Technology (15.2%)

120,000		Advanced Micro Devices, Inc.µ#	11,336,400

45,000		Analog Devices, Inc.µ	7,738,200

71,000		Applied Materials, Inc.µ	7,524,580

71,500		Fidelity National Information Services, Inc.^	7,304,440

14,400		Paycom Software, Inc.~#	4,759,056

50,000		Snowflake, Inc. - Class A~#	7,495,500

51,200		Visa, Inc. - Class A~	10,860,032

			57,018,208

		Materials (2.5%)

30,000		Celanese Corp.µ	3,525,300

19,100		Linde, PLCµ	5,768,200

			9,293,500

		Real Estate (0.0%)

5,466		American Finance Trust, Inc.µ	134,464

		Special Purpose Acquisition Companies (1.7%)

1,377		Intelsat Emergence, SA	37,867

119,000		Shell, PLC~&	6,352,220

			6,390,087

		TOTAL COMMON STOCKS (Cost $379,592,500)	361,969,747

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (1.1%) #

	Communication Services (0.0%)

600	Alphabet, Inc.

6,979,200	Put, 08/05/22, Strike $105.00	$4,500

	Consumer Discretionary (0.0%)

400	Target Corp.

6,535,200	Put, 08/19/22, Strike $145.00	95,800

	Financials (0.4%)

15,700	US Global Jets ETF

27,789,000	Call, 09/16/22, Strike $18.00	1,295,250

	Information Technology (0.1%)

	Apple, Inc.

560

9,100,560	Call, 08/05/22, Strike $155.00	431,200

450

7,312,950	Put, 08/19/22, Strike $140.00	9,225

		440,425

	Other (0.6%)

880	SPDR S&P 500 ETF Trust

22,384,560	Put, 08/19/22, Strike $390.00	149,160

780	Vaneck Semiconductor ETF

18,498,480	Put, 08/19/22, Strike $220.00	166,920

940	Vanguard S&P 500 ETF

35,606,260	Call, 08/19/22, Strike $360.00	1,959,900

		2,275,980

	TOTAL PURCHASED OPTIONS (Cost $4,120,354)	4,111,955

TOTAL INVESTMENTS (136.3%) (Cost $544,246,449)		510,350,158

LIABILITIES, LESS OTHER ASSETS (-36.3%)		(135,885,650)

NET ASSETS (100.0%)		$374,464,508

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-5.5%) #

	Consumer Staples (-2.9%)

(6,500)	Costco Wholesale Corp.	(3,518,450)

(56,500)	Walmart, Inc.	(7,460,825)

		(10,979,275)

	Health Care (-0.6%)

(45,500)	Pfizer, Inc.	(2,298,205)

	Information Technology (-2.0%)

(45,000)	Apple, Inc.	(7,312,950)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $20,237,257)	(20,590,430)

NUMBER OF SHARES		VALUE
EXCHANGE-TRADED FUND SOLD SHORT (-43.3%) #

	Other (-43.3%)

(393,500)	SPDR S&P 500 ETF Trust (Proceeds $165,194,033)	$(162,118,065)

TOTAL SECURITIES SOLD SHORT (Proceeds $185,431,290)		(182,708,495)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-0.3%) #

	Consumer Discretionary (-0.1%)

400	Target Corp.

6,535,200	Call, 08/19/22, Strike $170.00	(188,000)

	Industrials (0.0%)

650	Boeing Co.

10,355,150	Put, 08/19/22, Strike $135.00	(40,950)

	Information Technology (0.0%)

110	Apple, Inc.

1,787,610	Call, 08/19/22, Strike $152.50	(122,650)

72	Servicenow, Inc.

3,215,952	Call, 08/19/22, Strike $470.00	(60,480)

		(183,130)

	Other (-0.2%)

1,100	Invesco QQQ Trust Series

34,700,600	Put, 08/05/22, Strike $296.00	(40,700)

800	Meta Platforms, Inc.

12,728,000	Put, 09/16/22, Strike $120.00	(60,800)

	SPDR S&P 500 ETF Trust

880

22,384,560	Call, 09/16/22, Strike $435.00	(255,640)

880

22,384,560	Put, 09/16/22, Strike $340.00	(72,160)

	Vaneck Semiconductor ETF

1,560

36,996,960	Put, 09/16/22, Strike $180.00	(121,680)

780

18,498,480	Call, 08/19/22, Strike $250.00	(187,200)

		(738,180)

	TOTAL WRITTEN OPTIONS (Premium $1,708,686)	(1,150,260)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $179,485,616.

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $147,254,531.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2022.
^	Security, or portion of security, is on loan.
&	Illiquid security.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

EUR             European Monetary Unit

GBP             British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Long/Short Equity & Dynamic Income Trust (the “Fund”) was organized as a Delaware statutory trust on September 21, 2017 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on November 29, 2019.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2022 was as follows*:

Cost basis of investments	$357,106,473

Gross unrealized appreciation	16,137,178
Gross unrealized depreciation	(46,752,248)

Net unrealized appreciation (depreciation)	$(30,615,070)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.